SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(20.30%)	(32.70%)	(12.00%)
Permanent difference	(0.60%)	1.20%	0.60%
Research and development deduction	18.70%	(226.40%)	(5.40%)
Change in valuation allowance	(42.60%)	281.90%	9.80%
Effective tax rate	(19.80%)	49.10%	18.00%